Leases And Commitments (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rent expense for operating leases		$ 220	$ 209	$ 181
Maximum
Lessee leasing arrangements, operating leases, term of contract (in years)		20 years
Minimum
Warranty period terms minimum	90 days	90 days